Expense Example	Nov. 21, 2024 USD ($)
Calamos Convertible Equity Alternative ETF | Calamos Convertible Equity Alternative ETF | Calamos Convertible Equity Alternative ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Calamos CEF Income & Arbitrage ETF | Calamos CEF Income & Arbitrage ETF | Calamos CEF Income & Arbitrage ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	406
Expense Example, with Redemption, 3 Years	1,230
Expense Example, with Redemption, 5 Years	2,069
Expense Example, with Redemption, 10 Years	4,239
Calamos Alternative Nasdaq & Bond ETF | Calamos Alternative Nasdaq & Bond ETF | Calamos Alternative Nasdaq & Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	$ 1,166